Non-interest income (Tables)	12 Months Ended
Sep. 30, 2024
Non-interest income
Schedule of non-interest income

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Net fees
Facility fees	763	697	686	709	647
Transaction fees	1,118	1,146	1,132	935	959
Other non-risk fee income	135	154	122	125	136
Fee income	2,016	1,997	1,940	1,769	1,742
Credit card loyalty programs	(134)	(153)	(126)	(106)	(120)
Transaction fee related expenses	(210)	(199)	(143)	(169)	(161)
Fee expenses	(344)	(352)	(269)	(275)	(281)
Net fees	1,672	1,645	1,671	1,494	1,461

Net wealth management and insurance
Net wealth management income	441	562	726	-	-
Life insurance premium income	-	-	834	-	-
Life insurance investment and other income	-	-	(141)	-	-
Total insurance premium, investment and other income	-	-	693	-	-
Life insurance claims, changes in life insurance liabilities and other expenses	-	-	(611)	-	-
Total insurance claims, changes in life insurance liabilities and other expenses	-	-	(611)	-	-
Net wealth management and insurance	441	562	808	-	-

Trading	704	717	664	637	678

Other
Dividends received from subsidiaries	-	-	-	1,284	1,050
Transactions with subsidiaries	-	-	-	564	550
Dividends received from other entities	3	1	4	1	1
Net gain/(loss) on disposal of assets	6	-	(3)	8	1
Net gain/(loss) on hedging of overseas operations	(1)	-	-	(4)	(51)
Net gain/(loss) on derivatives held for risk management purposes[a]	7	1	9	7	1
Net gain/(loss) on financial instruments measured at fair value	(24)	78	12	(32)	71
Net gain/(loss) on disposal of controlled entities and other businesses[b]	-	268	(823)	-	-
Other	27	56	103	23	45
Total other	18	404	(698)	1,851	1,668
Total non-interest income[c]	2,835	3,328	2,445	3,982	3,807

a.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
b.	Included gains/loss on sale of:
●	2023: $243 million gain for Advance Asset Management Limited; and
●	2022: $1,112 million loss for Australian life insurance business, $170 million gain for Auto Finance and $119 million gain for NZ life insurance.
c.

Included items relating to remediation costs recognised as a $44 million reduction to non-interest income (2023: $52 million, 2022: $64 million) for the Group, and $30 million reduction (2023: $56 million) for the Parent Entity. Refer to Note 25 for further details.